UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE SMALL
CAP VALUE FUND
JULY 31, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 91.6%‡

	Shares	Value
CONSUMER DISCRETIONARY — 13.6%
1-800-Flowers.com, Cl A *	43,981	$424,417
American Axle & Manufacturing Holdings *	28,033	413,207
Callaway Golf	54,431	692,907
Citi Trends	12,303	272,512
Horizon Global *	44,128	615,144
Nautilus *	37,036	651,833
Universal Electronics *	6,723	460,189

		3,530,209

ENERGY — 5.6%
Matador Resources *	23,959	581,245
Smart Sand *	18,756	123,414
SRC Energy *	88,136	750,038

		1,454,697

FINANCIALS — 25.1%
AmTrust Financial Services	35,576	569,216
BGC Partners, Cl A	31,036	391,364
Carolina Financial	15,906	535,078
CenterState Banks	29,180	729,208
FirstCash	9,262	538,585
Franklin Financial Network *	18,121	626,081
Hercules Capital	31,285	417,342
Heritage Financial	19,840	539,648
HomeStreet *	13,358	350,648
Meta Financial Group	5,178	369,191
National General Holdings	17,290	366,721
TriState Capital Holdings *	30,187	694,301
Veritex Holdings *	13,762	366,757

		6,494,140

HEALTH CARE — 11.4%
Capital Senior Living *	43,976	606,869
GenMark Diagnostics *	41,429	490,105
Halyard Health *	13,224	531,869
Invacare	38,538	603,120

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE SMALL
CAP VALUE FUND
JULY 31, 2017
(Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Supernus Pharmaceuticals *	17,499	$707,834

		2,939,797

INDUSTRIALS — 14.9%
Aerojet Rocketdyne Holdings *	15,165	355,619
Kelly Services, Cl A	26,721	595,077
Korn	9,277	310,315
Matthews International, Cl A	2,996	196,388
Park-Ohio Holdings	11,384	452,514
SPX FLOW *	12,745	451,938
Swift Transportation, Cl A *	14,432	368,016
Team *	18,044	258,932
Viad	5,564	297,952
YRC Worldwide *	43,691	580,653

		3,867,404

INFORMATION TECHNOLOGY — 11.0%
Carbonite *	17,451	411,843
Cypress Semiconductor	48,380	686,996
Fabrinet *	16,494	742,395
NeoPhotonics *	62,758	506,457
TiVo	26,066	510,894

		2,858,585

MATERIALS — 4.0%
Ferro *	25,940	499,086
Flotek Industries *	63,131	531,563

		1,030,649

REAL ESTATE — 6.0%
Agree Realty REIT	7,864	386,673
MedEquities Realty Trust REIT	39,359	474,276
Uniti Group REIT	26,793	685,901

		1,546,850

TOTAL COMMON STOCK
(Cost $22,156,712)		23,722,331

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE SMALL
CAP VALUE FUND
JULY 31, 2017
(Unaudited)

EXCHANGE TRADED FUND — 2.4%

	Shares/ Number of Rights	Value
iShares Russell 2000 Value ETF (Cost $617,299)	5,291	$630,158

RIGHTS — 0.0%
Synergetics - CVR, expires 10/15/18* (Cost $0)	40,157	—

SHORT TERM INVESTMENT — 1.3%
SEI Daily Income Trust Government Fund, Cl F, 0.790% (A) (Cost $326,675)	326,675	326,675

TOTAL INVESTMENTS — 95.3%
(Cost $23,100,686)†		$24,679,164

Percentages are based on Net Assets of $25,895,255.

*	Non-income producing security.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of July 31, 2017.

†	At July 31, 2017, the tax basis cost of the Fund’s investments was $23,100,686, and the unrealized appreciation and depreciation were $3,086,638 and $(1,508,160) respectively.

Cl — Class

CVR — Contingent Value Rights

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

Amounts designated as “—” are $0 or have been rounded to $0.

As of July 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there have been no transfers between Levels or Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

NPC-QH-001-0700

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND
JULY 31, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.3%

	Shares	Value
CONSUMER DISCRETIONARY — 6.6%
Best Buy	9,693	$565,490
Comcast, Cl A	7,796	315,348
Discovery Communications, Cl A *	12,200	300,120
General Motors	13,270	477,454
Lear	2,255	334,168
Time Warner	3,132	320,780
Whirlpool	1,186	210,966
Wyndham Worldwide	4,549	474,779

		2,999,105

CONSUMER STAPLES — 9.9%
Altria Group	5,715	371,304
Ingredion	3,614	445,678
PepsiCo	2,681	312,631
Post Holdings *	6,418	533,978
Procter & Gamble	13,780	1,251,500
Tyson Foods, Cl A	10,013	634,424
Wal-Mart Stores	11,968	957,320

		4,506,835

ENERGY — 10.5%
Chevron	8,447	922,328
Energen *	5,628	299,860
ExxonMobil	17,158	1,373,326
Helmerich & Payne	6,128	310,199
National Oilwell Varco	8,092	264,689
Phillips 66	5,335	446,806
Valero Energy	10,216	704,598
World Fuel Services	15,000	485,100

		4,806,906

FINANCIALS — 24.6%
Bank of America	51,405	1,239,888
Berkshire Hathaway, Cl B *	7,084	1,239,487
BlackRock, Cl A	1,618	690,126
Citigroup	15,904	1,088,629
Comerica	8,061	582,891

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND
JULY 31, 2017
(Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
Discover Financial Services	8,967	$546,449
East West Bancorp	8,558	487,635
JPMorgan Chase	9,798	899,456
KeyCorp	24,315	438,643
Lincoln National	8,431	615,969
Progressive	10,189	480,208
Prudential Financial	6,718	760,679
Raymond James Financial	7,271	604,874
State Street	5,124	477,711
Unum Group	10,202	511,426
Wells Fargo	10,849	585,195

		11,249,266

HEALTH CARE — 13.4%
Anthem	2,923	544,292
Baxter International	12,981	785,091
Express Scripts Holding *	4,502	282,005
HCA Healthcare *	4,288	344,498
Hologic *	8,970	396,563
Johnson & Johnson	9,504	1,261,371
Medtronic	4,339	364,346
Merck	16,641	1,063,027
Pfizer	19,686	652,788
Thermo Fisher Scientific	2,312	405,825

		6,099,806

INDUSTRIALS — 8.4%
AGCO	8,132	586,642
FedEx	1,632	339,505
General Electric	27,514	704,634
ManpowerGroup	5,396	578,181
Oshkosh	5,325	366,680
Owens Corning	5,429	364,014
Spirit AeroSystems Holdings, Cl A	6,634	400,893
Textron	10,071	494,788

		3,835,337

INFORMATION TECHNOLOGY — 7.9%
Applied Materials	11,392	504,779

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND
JULY 31, 2017
(Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Cisco Systems	10,514	$330,665
DXC Technology	7,132	559,006
Intel	13,963	495,268
Micron Technology *	17,853	502,026
Oracle	16,549	826,292
Western Digital	4,731	402,703

		3,620,739

MATERIALS — 3.0%
Alcoa *	7,212	262,517
Dow Chemical	4,369	280,665
Huntsman	16,979	451,981
Reliance Steel & Aluminum	5,459	395,013

		1,390,176

REAL ESTATE — 5.1%
Brixmor Property Group REIT	18,014	352,894
Host Hotels & Resorts REIT	24,225	452,039
Piedmont Office Realty Trust, Cl A REIT	21,343	448,416
Prologis REIT	12,230	743,707
Regency Centers REIT	4,796	317,591

		2,314,647

TELECOMMUNICATION SERVICES — 3.2%
AT&T	23,488	916,032
T-Mobile US *	8,742	539,032

		1,455,064

UTILITIES — 6.7%
AES	35,779	400,009
CenterPoint Energy	7,917	223,180
Exelon	18,302	701,699
FirstEnergy	21,645	690,692
Public Service Enterprise Group	14,972	673,291
Southern	7,928	379,989

		3,068,860

TOTAL COMMON STOCK
(Cost $40,791,374)		45,346,741

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP VALUE FUND
JULY 31, 2017
(Unaudited)

EXCHANGE TRADED FUND — 0.1%

	Shares	Value
iShares Russell 1000 Value ETF (Cost $20,988)	202	$23,675

SHORT TERM INVESTMENT — 0.7%
SEI Daily Income Trust Government Fund, Cl F, 0.790% (A) (Cost $326,585)	326,585	326,585

TOTAL INVESTMENTS — 100.1%
(Cost $41,138,947)†		$45,697,001

Percentages are based on Net Assets of $45,667,007.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2017.

†	At July 31, 2017, the tax basis cost of the Fund’s investments was $41,138,947, and the unrealized appreciation and depreciation were $5,328,141 and $(770,087) respectively.

Cl — Class

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

As of July 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2017, there have been no transfers between Levels or Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

NPC-QH-002-0700

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2017